Acquisitions (tables)	12 Months Ended
Dec. 31, 2011
Business Combinations [Abstract]
Acquisitions Table

thousands except unit and	Acquisition	Percentage		Cash	Common	GP Units
percent amounts	Date	Acquired	Borrowings	On Hand	Units Issued	Issued

Chipeta (1)	07/01/09	51%	$101,451	$4,638	351,424	7,172
Granger (2)	01/29/10	100%	210,000	31,680	620,689	12,667
Wattenberg (3)	08/02/10	100%	450,000	23,100	1,048,196	21,392
White Cliffs (4)	09/28/10	10%	—	38,047	—	—
Platte Valley (5)	02/28/11	100%	303,000	602	—	—
Bison (6)	07/08/11	100%	—	25,000	2,950,284	60,210

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(1)       The assets acquired from Anadarko include a 51% membership interest in Chipeta, together with an associated NGL pipeline. These assets provide processing and transportation services in the Greater Natural Buttes area in Uintah County, Utah. Chipeta owns a natural gas processing plant with two processing trains: a refrigeration unit and a cryogenic unit. In addition, in November 2009, Chipeta acquired the Natural Buttes plant including a compressor station and processing plant from a third party for $9.1 million, of which $4.5 million was contributed by the noncontrolling interest owners to fund their proportionate share. The 51% membership interest in Chipeta and associated NGL pipeline are referred to collectively as the “Chipeta assets” and the acquisition is referred to as the “Chipeta acquisition.”

(2)       The assets acquired from Anadarko include (i) the Granger gathering system with related compressors and other facilities, and (ii) the Granger complex, consisting of cryogenic trains, a refrigeration train, an NGLs fractionation facility and ancillary equipment. These assets, located in southwestern Wyoming, are referred to collectively as the “Granger assets” and the acquisition as the “Granger acquisition.”

(3)       The assets acquired from Anadarko include the Wattenberg gathering system and related facilities, including the Fort Lupton processing plant. These assets, located in the Denver-Julesburg Basin, north and east of Denver, Colorado, are referred to collectively as the “Wattenberg assets” and the acquisition as the “Wattenberg acquisition.”

(4)       White Cliffs owns a crude oil pipeline that originates in Platteville, Colorado and terminates in Cushing, Oklahoma, which became operational in June 2009. The Partnership's acquisition of the 0.4% interest in White Cliffs and related purchase option from Anadarko combined with the acquisition of an additional 9.6% interest in White Cliffs from a third party, are referred to collectively as the “White Cliffs acquisition.” The Partnership's interest in White Cliffs is referred to as the “White Cliffs investment.”

(5)       The assets acquired from a third party include (i) a natural gas gathering system and related compression and other ancillary equipment, and (ii) cryogenic gas processing facilities. These assets, located in the Denver-Julesburg Basin, are referred to collectively as the “Platte Valley assets” and the acquisition as the “Platte Valley acquisition.” See further information below, including the final allocation of the purchase price in August 2011.

(6)       The Bison gas treating facility acquired from Anadarko is located in the Powder River Basin in northeastern Wyoming, and includes (i) three amine treating units, (ii) compressor units, and (iii) generators. These assets are referred to collectively as the “Bison assets” and the acquisition as the “Bison acquisition.” The Bison assets are the only treating and delivery point into the third-party-owned Bison pipeline. Anadarko began construction of the Bison assets in 2009 and placed them in service in June 2010. See further information below.

Purchase Price Allocation Table

thousands
Property, plant and equipment	$264,521
Intangible assets	53,754
Asset retirement obligations and other liabilities	(16,318)
Total purchase price	$301,957

Pro Forma Condensed Financial Information Table

Year Ended
thousands except per-unit amount	December 31, 2011
Revenues	$839,304
Net income	191,072
Net income attributable to Western Gas Partners, LP	176,969
Net income per common unit – basic and diluted	$1.67

Adjustment to Prior Year Income Table

	Year Ended December 31, 2010
	Partnership	Bison	MGR
thousands	Historical	Assets	Assets	Eliminations	Combined
Revenues	$503,322	$1,879	$158,135	$(62)	$663,274
Net income (loss)	137,073	(3,194)	23,318	—	157,197

	Year Ended December 31, 2009
	Partnership	Bison	MGR
thousands	Historical	Assets	Assets	Eliminations	Combined
Revenues	$490,546	$—	$129,218	$—	$619,764
Net income (loss)	118,166	(657)	8,986	—	126,495